UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
 (Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
 (Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.14%
Austria - 1.31%
Erste Group Bank AG	193,451	$7,410,109
Brazil - 2.88%
Embraer SA Sponsored - ADR	465,977	8,494,760
Petroleo Brasileiro SA (a)	1,901,100	7,132,927
TIM Participacoes SA	204,600	608,322
		16,236,009
China - 1.55%
China Mobile Ltd.	827,500	8,772,992
Finland - 1.38%
Nokia OYJ	1,271,356	7,795,625
France - 15.14%
Carrefour SA (b)	591,682	14,958,897
Compagnie De Saint-Gobain SA	124,824	6,666,246
Engie SA	1,014,349	15,310,358
Orange SA	684,652	10,896,200
Publicis Groupe SA	118,262	8,814,446
Renault SA	64,077	5,797,400
Sanofi	152,205	14,584,309
Schneider Electric SE	110,349	8,480,282
		85,508,138
Hong Kong - 0.94%
First Pacific Co. Ltd.	7,208,000	5,315,634
Ireland - 0.96%
Willis Towers Watson Plc	37,407	5,441,222
Italy - 5.93%
Eni SpA	1,024,878	15,401,770
Intesa Sanpaolo SpA	2,547,467	8,103,031
Telecom Italia Rsp	11,770,937	8,710,795
Telecom Italia SpA (a)	1,365,052	1,262,911
		33,478,507
Japan - 16.19%
Astellas Pharma, Inc.	536,300	6,573,268
Dai Nippon Printing Co. Ltd.	549,400	6,120,290
Daiichi Sankyo Co. Ltd.	396,102	9,349,161
Honda Motor Co. Ltd.	367,800	10,077,015
Mitsubishi Tanabe Pharma Corp.	227,700	5,267,180
Mitsubishi UFJ Financial Group, Inc.	1,369,500	9,237,344
MS&AD Insurance Group Holdings, Inc.	246,099	8,300,599
Nissan Motor Co. Ltd.	760,700	7,595,539
Sumitomo Mitsui Trust Holdings, Inc.	258,500	9,285,137
Taisho Pharmaceutical Holdings Co. Ltd.	111,800	8,518,534
Takeda Pharmaceutical Co. Ltd.	219,700	11,153,944
		91,478,011
Mexico - 2.56%
Cemex SAB de CV Sponsored - ADR (a)	871,802	8,212,375
Fibra Uno Administracion SA de CV	3,298,236	6,240,728
		14,453,103
Netherlands - 1.60%
AEGON NV	1,763,491	9,025,406
Russia - 2.93%
Mobile TeleSystems PJSC	678,185	2,696,641
Oil Company LUKOIL PJSC	139,363	6,787,966
Oil Company LUKOIL PJSC Sponsored - ADR	84,652	4,130,171
Public Joint-Stock Co. Gazprom	1,456,315	2,925,966
		16,540,744

South Africa - 0.46%
Barclays Africa Group Ltd	233,811	2,570,861
South Korea - 5.17%
Hana Financial Group, Inc.	221,975	8,766,349
Hyundai Mobis Co. Ltd.	46,902	10,253,332
Hyundai Motor Co.	20,520	2,861,005
POSCO	29,246	7,325,892
		29,206,578
Spain - 1.45%
Repsol SA	534,406	8,193,037
Sweden - 1.45%
LM Ericsson Telefon AB - Class B	1,139,674	8,194,404
Switzerland - 7.00%
Credit Suisse Group AG	876,095	12,748,050
Swatch Group Ltd. Bearer (b)	16,049	5,935,953
Swatch Group Ltd. Registered	37,669	2,751,813
Swiss Resources AG	61,719	5,656,100
UBS Group AG	732,140	12,450,690
		39,542,606
United Kingdom - 19.24%
AstraZeneca Plc	86,832	5,816,344
Barclays Plc	2,760,655	7,301,342
BP Plc	2,517,342	14,530,609
G4S Plc	992,768	4,222,186
GlaxoSmithKline Plc	672,651	14,318,970
HSBC Holdings Plc	919,294	8,532,899
J Sainsbury Plc	3,103,058	10,178,283
Kingfisher Plc	2,547,870	9,979,847
Marks & Spencer Group Plc	2,587,222	11,228,917
Tesco Plc (a)	5,220,064	11,492,714
Wm Morrison Supermarkets Plc	3,535,297	11,103,862
		108,705,973
TOTAL COMMON STOCKS (Cost $549,868,736)		$497,868,959

PREFERRED STOCKS - 2.62%
Brazil - 1.29%
Telefonica Brasil SA	417,300	$5,651,922
Telefonica Brasil SA Sponsored - ADR	120,102	1,620,176
		7,272,098
Russia - 1.33%
Surgutneftegas OJSC	15,573,692	7,523,433
TOTAL PREFERRED STOCKS (Cost $15,740,583)		$14,795,531

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 9.77%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), Due 07/03/17, 0.12%
[Collateralized by $55,860,000 US Treasury Note 03/31/24, 2.125%
(Market Value $56,319,728)] (proceeds $55,213,278)	$55,212,725	$55,212,725
TOTAL REPURCHASE AGREEMENTS (Cost $55,212,725)		$55,212,725

Total Investments (Cost $620,822,044) - 100.53%		$567,877,215
Liabilities in Excess of Other Assets - (0.53)%		(2,988,843)
TOTAL NET ASSETS - 100.00%		$564,888,372

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments by Industry
June 30, 2017 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.50%
Auto Components	1.82%
Automobiles	4.66%
Banks	10.84%
Building Products	1.18%
Capital Markets	4.47%
Commercial Services & Supplies	1.83%
Communications Equipment	2.83%
Construction Materials	1.45%
Diversified Financial Services	0.94%
Diversified Telecommunication Services	3.69%
Electrical Equipment	1.50%
Food & Staples Retailing	8.45%
Insurance	5.03%
Media	1.56%
Metals & Mining	1.30%
Multiline Retail	1.99%
Multi-Utilities	2.71%
Oil, Gas & Consumable Fuels	10.46%
Pharmaceuticals	13.38%
Real Estate Investment Trusts	1.10%
Specialty Retail	1.77%
Textiles, Apparel & Luxury Goods	1.54%
Wireless Telecommunication Services	2.14%
TOTAL COMMON STOCKS	88.14%
PREFERRED STOCKS
Diversified Telecommunication Services	1.29%
Oil, Gas & Consumable Fuels	1.33%
TOTAL PREFERRED STOCKS	2.62%
REPURCHASE AGREEMENTS	9.77%
TOTAL INVESTMENTS	100.53%
Liabilities in Excess of Other Assets	(0.53)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.38%
Aerospace & Defense - 1.94%
Embraer SA	265,420	$1,212,172
Embraer SA Sponsored - ADR	7,378	134,501
		1,346,673
Auto Components - 1.56%
Hyundai Mobis Co. Ltd.	4,950	1,082,128
Automobiles - 5.67%
Honda Motor Co. Ltd.	37,600	1,030,168
Hyundai Motor Co.	11,771	1,641,174
Nissan Motor Co. Ltd.	127,000	1,268,086
		3,939,428
Banks - 12.93%
Bank of America Corp.	58,097	1,409,433
Barclays Plc	228,395	604,056
Citigroup, Inc.	35,722	2,389,087
Erste Group Bank AG	25,975	994,968
HSBC Holdings Plc	87,902	815,908
PNC Financial Services Group, Inc.	9,560	1,193,757
Wells Fargo & Co.	28,404	1,573,866
		8,981,075
Beverages - 0.78%
PepsiCo, Inc.	4,668	539,107
Capital Markets - 8.53%
Bank of New York Mellon Corp.	26,440	1,348,969
Credit Suisse Group AG	100,897	1,468,151
State Street Corp.	17,458	1,566,507
UBS Group AG	90,575	1,540,308
		5,923,935
Communications Equipment - 2.75%
LM Ericsson Telefon AB - Class B	148,782	1,069,762
Nokia OYJ	137,193	841,232
		1,910,994
Diversified Financial Services - 1.37%
Leucadia National Corp.	36,368	951,387
Diversified Telecommunication Services - 1.11%
Telecom Italia Rsp	1,045,481	773,683
Electric Utilities - 0.78%
Exelon Corp.	15,092	544,368
Electrical Equipment - 3.94%
Emerson Electric Co.	17,086	1,018,667
Schneider Electric SE	22,403	1,721,663
		2,740,330
Food & Staples Retailing - 4.85%
Carrefour SA (b)	29,173	737,551
J Sainsbury Plc	297,726	976,566
Tesco Plc (a)	447,224	984,627
Wm Morrison Supermarkets Plc	212,603	667,756
		3,366,500
Health Care Providers & Services - 4.51%
Express Scripts Holding Co. (a)	23,367	1,491,749
McKesson Corp.	9,960	1,638,819
		3,130,568

Hotels, Restaurants & Leisure - 1.16%
Genting Malaysia Bhd.	630,000	807,095
Insurance - 2.41%
American International Group, Inc.	16,667	1,042,021
Swiss Resources AG	6,929	634,993
		1,677,014
Media - 1.10%
Publicis Groupe SA	10,251	764,040
Multiline Retail - 1.55%
Marks & Spencer Group Plc	248,544	1,078,717
Multi-Utilities - 2.40%
Engie SA	79,376	1,198,083
Engie SA Registered Shares (Prime De Fidelite 2017)	20,100	303,385
Engie SA Registered Shares (Prime De Fidelite 2018)	11,100	167,541
		1,669,009
Oil, Gas & Consumable Fuels - 9.86%
Apache Corp.	8,374	401,366
BP Plc	319,486	1,844,138
Eni SpA	71,529	1,074,931
Oil Company LUKOIL PJSC Sponsored - ADR	24,494	1,195,062
Public Joint-Stock Co. Gazprom	220,760	443,542
Repsol SA	55,737	854,510
Total SA	20,884	1,036,830
		6,850,379
Pharmaceuticals - 12.75%
Daiichi Sankyo Co. Ltd.	47,000	1,109,337
GlaxoSmithKline Plc	105,356	2,242,752
Merck & Co., Inc.	21,071	1,350,440
Pfizer, Inc.	52,336	1,757,966
Sanofi	25,066	2,401,829
		8,862,324
Software - 1.98%
Microsoft Corp.	20,010	1,379,289
Specialty Retail - 1.03%
Kingfisher Plc	182,119	713,349
Technology Hardware, Storage & Peripherals - 3.64%
Samsung Electronics Co. Ltd.	865	1,801,641
Western Digital Corp.	8,197	726,254
		2,527,895
Tobacco - 1.15%
KT&G Corp.	7,830	800,944
Wireless Telecommunication Services - 2.63%
America Movil SAB de CV Sponsored - Class L - ADR	48,696	775,240
China Mobile Ltd.	99,000	1,049,579
		1,824,819
TOTAL COMMON STOCKS (Cost $56,957,406)		$64,185,050

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 7.66%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), Due 07/03/17, 0.12%
[Collateralized by $5,470,000 US Treasury Note 06/30/24, 2.000%
(Market Value $5,428,975)] (proceeds $5,320,326)	$5,320,273	$5,320,273
TOTAL REPURCHASE AGREEMENTS (Cost $5,320,273)		$5,320,273

Total Investments (Cost $62,277,679) - 100.04%		$69,505,323
Liabilities in Excess of Other Assets - (0.04)%		(25,731)
TOTAL NET ASSETS - 100.00%		$69,479,592

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments by Country
June 30, 2017 (Unaudited)

COMMON STOCKS
Austria	1.43%
Brazil	1.94%
China	1.51%
Finland	1.21%
France	11.99%
Italy	2.66%
Japan	4.90%
Malaysia	1.16%
Mexico	1.12%
Russia	2.36%
South Korea	7.67%
Spain	1.23%
Sweden	1.54%
Switzerland	5.24%
United Kingdom	14.29%
United States	32.13%
TOTAL COMMON STOCKS	92.38%
REPURCHASE AGREEMENTS	7.66%
TOTAL INVESTMENTS	100.04%
Liabilities in Excess of Other Assets	(0.04)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.44%
Automobiles - 1.92%
Honda Motor Co. Ltd.	700	$19,179
Banks - 8.00%
BB&T Corp.	377	17,119
HSBC Holdings Plc	2,038	18,917
PNC Financial Services Group, Inc.	176	21,977
Wells Fargo & Co.	395	21,887
		79,900
Beverages - 2.37%
Diageo Plc	567	16,756
PepsiCo, Inc.	60	6,929
		23,685
Capital Markets - 5.95%
Bank of New York Mellon Corp.	280	14,285
Credit Suisse Group AG	1,123	16,341
UBS Group AG	1,695	28,825
		59,451
Communications Equipment - 2.95%
LM Ericsson Telefon AB - Class B	2,502	17,990
Nokia OYJ	1,875	11,497
		29,487
Diversified Telecommunication Services - 3.20%
Telefonica Brasil SA	2,890	31,954
Electric Utilities - 5.04%
Companhia Paranaense de Energia	3,400	19,510
Enersis Chile SA	152,328	16,733
Exelon Corp.	392	14,139
		50,382
Electrical Equipment - 4.92%
Emerson Electric Co.	305	18,184
Schneider Electric SE	403	30,971
		49,155
Food & Staples Retailing - 5.67%
J Sainsbury Plc	4,813	15,787
Tesco Plc (a)	6,533	14,383
Wal-Mart Stores, Inc.	219	16,574
Wm Morrison Supermarkets Plc	3,159	9,922
		56,666
Health Care Providers & Services - 1.55%
Cardinal Health, Inc.	198	15,428
Household Products - 1.00%
Procter & Gamble Co.	115	10,022
Insurance - 1.58%
Swiss Resources AG	172	15,763
Media - 1.70%
Publicis Groupe SA	228	16,994

Multiline Retail - 1.54%
Marks & Spencer Group Plc	3,545	15,386
Multi-Utilities - 3.09%
Engie SA	1,648	24,875
Engie SA Registered Shares (Prime De Fidelite 2018)	400	6,037
		30,912
Oil, Gas & Consumable Fuels - 10.09%
BP Plc	4,439	25,623
Chevron Corp.	77	8,033
Eni SpA	1,651	24,811
Royal Dutch Shell Plc - Class A	789	20,963
Total SA	430	21,348
		100,778
Pharmaceuticals - 14.78%
Daiichi Sankyo Co. Ltd.	600	14,162
GlaxoSmithKline Plc	1,512	32,186
Johnson & Johnson	150	19,843
Merck & Co., Inc.	345	22,111
Pfizer, Inc.	747	25,092
Sanofi	358	34,304
		147,698
Real Estate Investment Trusts - 1.97%
Fibra Uno Administracion SA de CV	10,415	19,707
Software - 2.19%
Microsoft Corp.	318	21,920
Specialty Retail - 1.52%
Kingfisher Plc	3,880	15,198
Textiles, Apparel & Luxury Goods - 3.26%
Burberry Group Plc	810	17,528
LVMH Moet Hennessy Louis Vuitton SE	60	15,003
		32,531
Tobacco - 4.15%
British American Tobacco Plc	143	9,745
Imperial Brands Plc	312	14,020
KT&G Corp.	173	17,696
		41,461
TOTAL COMMON STOCKS (Cost $812,289)		$883,657

PREFERRED STOCKS - 9.64%
Banks - 2.52%
Bank of America Corp., 4.000%	1,067	$25,171
Capital Markets - 5.00%
Goldman Sachs Group, Inc., 3.750%	1,031	24,826
Morgan Stanley, 4.000%	1,063	25,151
		49,977
Technology Hardware, Storage & Peripherals - 2.12%
Samsung Electronics Co. Ltd.	13	21,196
TOTAL PREFERRED STOCKS (Cost $74,408)		$96,344

Total Investments (Cost $886,697) - 98.08%		$980,001
Other Assets in Excess of Liabilities - 1.92%		19,230
TOTAL NET ASSETS - 100.00%		$999,231

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Brandes Global Equity Income Fund
Schedule of Investments by Country
June 30, 2017 (Unaudited)

COMMON STOCKS
Brazil	5.15%
Chile	1.67%
Finland	1.15%
France	14.96%
Italy	2.49%
Japan	3.34%
Mexico	1.97%
South Korea	1.77%
Sweden	1.80%
Switzerland	6.10%
United Kingdom	22.66%
United States	25.38%
TOTAL COMMON STOCKS	88.44%
PREFERRED STOCKS
South Korea	2.12%
United States	7.52%
TOTAL PREFERRED STOCKS	9.64%
TOTAL INVESTMENTS	98.08%
Other Assets in Excess of Liabilities	1.92%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.16%
Aerospace & Defense - 2.38%
Embraer SA Sponsored - ADR	38,551	$702,785
Auto Components - 2.48%
Hyundai Mobis Co. Ltd.	1,969	430,447
Tachi-S Co. Ltd.	16,500	302,265
		732,712
Automobiles - 3.02%
Honda Motor Co. Ltd.	15,900	435,630
Nissan Motor Co. Ltd.	45,500	454,314
		889,944
Banks - 6.31%
Bank of America Corp.	9,327	226,273
Barclays Plc	116,820	308,964
Citigroup, Inc.	9,360	625,997
Erste Group Bank AG	10,146	388,641
Sberbank of Russia OJSC	125,593	310,048
		1,859,923
Beverages - 1.46%
C&C Group Plc	117,419	431,701
Capital Markets - 4.60%
Credit Suisse Group AG	34,768	505,909
State Street Corp.	4,202	377,045
UBS Group AG	27,787	472,543
		1,355,497
Commercial Services & Supplies - 3.24%
De La Rue Plc	51,121	444,773
Mitie Group Plc	141,634	510,250
		955,023
Communications Equipment - 1.40%
LM Ericsson Telefon AB - Class B	57,383	412,591
Construction & Engineering - 0.82%
Sanki Engineering Co. Ltd.	21,400	240,691
Construction Materials - 1.13%
Cemex SAB de CV Sponsored - ADR (a)	35,512	334,523
Diversified Financial Services - 1.97%
First Pacific Co. Ltd.	397,340	293,023
Leucadia National Corp.	10,986	287,394
		580,417
Diversified Telecommunication Services - 3.87%
APT Satellite Holdings Ltd.	72,050	37,795
Magyar Telekom Telecommunications Plc	117,693	205,488
Telecom Italia Rsp	610,512	451,794
Telefonica Brasil SA	40,300	445,588
		1,140,665
Electric Utilities - 2.33%
Companhia Paranaense de Energia	54,100	310,435
Reliance Infrastructure Ltd. - GDR	16,320	376,796
		687,231
Electrical Equipment - 1.80%
Futaba Corp.	17,600	309,284
Schneider Electric SE	2,868	220,405
		529,689
Food & Staples Retailing - 6.58%
Carrefour SA	11,837	299,263
J Sainsbury Plc	180,809	593,068
Tesco Plc (a)	205,415	452,251
Wm Morrison Supermarkets Plc	189,299	594,561
		1,939,143

Food Products - 1.02%
Marfrig Global Foods SA (a)	147,200	300,363
Health Care Providers & Services - 3.26%
Express Scripts Holding Co. (a)	7,352	469,351
McKesson Corp.	2,996	492,962
		962,313
Household Durables - 2.56%
Consorcio ARA SAB de CV	1,387,592	457,210
MDC Holdings, Inc.	8,439	298,150
		755,360
Insurance - 0.84%
Willis Towers Watson Plc	1,699	247,137
Leisure Products - 0.98%
Sankyo Co. Ltd.	8,500	288,748
Machinery - 2.39%
Briggs & Stratton Corp.	23,436	564,808
China Yuchai International Ltd.	7,610	138,578
		703,386
Metals & Mining - 1.02%
POSCO	1,201	300,841
Multiline Retail - 2.31%
Debenhams Plc	400,142	225,405
Marks & Spencer Group Plc	104,827	454,964
		680,369
Multi-Utilities - 1.59%
Engie SA	26,627	401,902
Engie SA Registered Shares (Prime De Fidelite 2018)	4,400	66,413
		468,315
Oil, Gas & Consumable Fuels - 7.37%
BP Plc	76,611	442,214
Chesapeake Energy Corp. (a)	44,283	220,086
Eni SpA	29,296	440,258
Oil Company LUKOIL PJSC Sponsored - ADR	9,696	473,068
Petroleo Brasileiro SA (a)	59,640	223,769
Public Joint-Stock Co. Gazprom Sponsored - ADR	94,099	374,985
		2,174,380
Pharmaceuticals - 4.17%
GlaxoSmithKline Plc	26,124	556,111
Kissei Pharmaceutical Co. Ltd.	11,000	298,748
Sanofi	3,911	374,753
		1,229,612
Real Estate Investment Trusts - 3.58%
Fibra Uno Administracion SA de CV	230,344	435,843
Grivalia Properties Real Estate Investment Co. SA	27,539	287,802
Macquarie Mexico Real Estate Management SA de CV	283,004	333,079
		1,056,724
Real Estate Management & Development - 4.12%
Countrywide Plc	233,951	509,445
LSL Property Services Plc	80,891	232,049
St Joe Co. (a)	25,210	472,687
		1,214,181
Semiconductors & Semiconductor Equipment - 1.09%
NuFlare Technology, Inc.	5,400	322,705
Specialty Retail - 0.99%
Kingfisher Plc	74,506	291,835
Technology Hardware, Storage & Peripherals - 1.47%
Samsung Electronics Co. Ltd.	145	302,009
Western Digital Corp.	1,494	132,369
		434,378

Textiles, Apparel & Luxury Goods - 1.07%
TSI Holdings Co. Ltd.	43,700	315,107
Tobacco - 1.03%
KT&G Corp.	2,984	305,238
Wireless Telecommunication Services - 1.91%
China Mobile Ltd.	41,000	434,674
Sistema JSFC	629,415	129,458
		564,132
TOTAL COMMON STOCKS (Cost $23,825,512)		$25,407,659

PREFERRED STOCKS - 5.14%
Automobiles - 2.12%
Hyundai Motor Co. Ltd. NV	6,332	$625,443
Banks - 0.98%
Itausa - Investimentos Itau SA	106,508	289,988
Food & Staples Retailing - 1.04%
Companhia Brasileira de Distribuicao (a)	15,600	306,783
Oil, Gas & Consumable Fuels - 1.00%
Surgutneftegas OJSC	610,843	295,090
TOTAL PREFERRED STOCKS (Cost $1,373,583)		$1,517,304

	Principal
	Amount	Value
CORPORATE BONDS - 0.49%
Oil, Gas & Consumable Fuels - 0.49%
Chesapeake Energy Corp.
6.625%, 8/15/2020	$86,000	$86,215
8.000%, 12/15/2022 (Acquired 02/08/16, Cost $24,577) (b)	54,000	57,105
TOTAL CORPORATE BONDS (Cost $71,554)		$143,320

REPURCHASE AGREEMENTS - 8.01%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), Due 07/03/17, 0.12%
[Collateralized by $2,390,000 US Treasury Note 03/31/24, 2.125%
(Market Value $2,409,670)] (proceeds $2,361,402)	$2,361,378	$2,361,378
TOTAL REPURCHASE AGREEMENTS (Cost $2,361,378)		$2,361,378

Total Investments (Cost $27,632,027) - 99.80%		$29,429,661
Other Assets in Excess of Liabilities - 0.20%		59,460
TOTAL NET ASSETS - 100.00%		$29,489,121

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $57,105 which represents 0.19% of the Fund's net assets.

Brandes Global Opportunities Value Fund
Schedule of Investments by Country
June 30, 2017 (Unaudited)

COMMON STOCKS
Austria	1.32%
Brazil	6.72%
China	1.94%
France	4.62%
Greece	0.98%
Hong Kong	1.12%
Hungary	0.70%
India	1.28%
Ireland	1.46%
Italy	3.03%
Japan	10.06%
Mexico	5.29%
Russia	4.37%
South Korea	4.54%
Sweden	1.40%
Switzerland	3.32%
United Kingdom	19.04%
United States	14.97%
TOTAL COMMON STOCKS	86.16%
PREFERRED STOCKS
Brazil	2.02%
Russia	1.00%
South Korea	2.12%
TOTAL PREFERRED STOCKS	5.14%
CORPORATE BONDS
United States	0.49%
TOTAL CORPORATE BONDS	0.49%
REPURCHASE AGREEMENTS	8.01%
TOTAL INVESTMENTS	99.80%
Other Assets in Excess of Liabilities	0.20%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.88%
Argentina - 0.99%
Arcos Dorados Holdings, Inc. - Class A (a)	349,767	$2,605,764
YPF SA Sponsored - Class D - ADR	615,472	13,478,837
		16,084,601
Austria - 2.51%
Erste Group Bank AG	1,066,750	40,861,686
Brazil - 9.90%
AES Tiete Energia SA	1,176,969	4,856,520
Banco do Brasil SA	2,050,515	16,600,203
Companhia Paranaense de Energia	800,010	4,590,597
Embraer SA Sponsored - ADR	2,227,091	40,599,869
Estacio Participacoes SA	4,401,100	19,408,998
Kroton Educacional SA	4,944,300	22,147,790
Marfrig Global Foods SA (a)	12,285,211	25,068,075
Petroleo Brasileiro SA (a)	4,608,100	17,289,590
TIM Participacoes SA Sponsored - ADR	720,947	10,670,016
		161,231,658
Chile - 2.49%
Empresa Nacional de Telecomunicaciones SA	1,335,910	14,523,801
Enel Chile SA	51,051,761	5,607,945
Enel Chile SA Sponsored - ADR	3,724,374	20,484,057
		40,615,803
China - 6.21%
Bosideng International Holdings Ltd.	174,645,000	14,978,833
China Mobile Ltd.	4,541,400	48,147,030
China Yuchai International Ltd.	173,073	3,151,659
Dongfeng Motor Group Co. Ltd. - Class H	22,125,000	26,145,513
Weiqiao Textile Co. - Class H (a)(b)(d)	12,307,077	8,795,892
		101,218,927
Colombia - 1.08%
Grupo Aval Acciones y Valores Grupo Sponsored - ADR	2,127,094	17,612,338
Czech Republic - 0.71%
O2 Czech Republic AS	981,490	11,643,556
Greece - 1.71%
Hellenic Telecommunications Organization SA	2,300,930	27,695,614
Hong Kong - 6.02%
Chow Tai Fook Jewellery Group Ltd.	14,745,600	15,622,677
First Pacific Co. Ltd.	28,461,920	20,989,615
Lifestyle China Group Ltd. (a)	15,778,500	5,294,761
Lifestyle International Holdings Ltd.	15,676,500	21,521,745
Luk Fook Holdings International Ltd.	7,754,000	26,517,212
Universal Medical Financial & Technical Advisory Services Co. Ltd. (Acquired 05/19/17 through 06/27/17, Cost $8,056,639) (c)	9,935,000	7,939,915
		97,885,925
India - 5.28%
Infosys Ltd.	1,642,913	23,780,767
PC Jeweller Ltd.	631,795	4,786,265
Reliance Infrastructure Ltd.	3,208,639	24,676,211
Reliance Infrastructure Ltd. - GDR	34,348	793,027
Tech Mahindra Ltd.	5,417,894	31,998,053
		86,034,323
Indonesia - 2.05%
PT XL Axiata Tbk (a)	130,976,015	33,501,721
Luxembourg - 1.41%
Adecoagro SA (a)	604,688	6,040,833
Ternium SA Sponsored - ADR	600,885	16,878,860
		22,919,693
Mexico - 8.17%
Cemex SAB de CV Sponsored - ADR (a)	4,302,049	40,525,302
Fibra Uno Administracion SA de CV	17,479,999	33,074,629
Fideicomiso PLA Administradora Industrial S de RL de CV	17,287,809	31,825,095
Macquarie Mexico Real Estate Management SA de CV	20,533,014	24,166,137
Urbi Desarrollos Urbanos SA de CV (a)(e)	10,242,449	3,611,911
		133,203,074

Pakistan - 0.71%
Nishat Mills Ltd.	7,646,760	11,572,607
Panama - 1.31%
Banco Latinoamericano de Comercio Exterior SA - Class E	778,859	21,325,159
Russia - 8.74%
MegaFon PJSC	693,383	6,325,394
Mobile TeleSystems PJSC	7,077,248	28,140,992
Oil Company LUKOIL PJSC Sponsored - ADR	696,060	33,960,767
Public Joint-Stock Co. Gazprom	4,175,345	8,388,924
Public Joint-Stock Co. Gazprom Sponsored - ADR	3,939,534	15,699,043
Sberbank of Russia OJSC Sponsored - ADR	4,162,637	43,249,799
Sistema JSFC	31,695,179	6,519,064
		142,283,983
South Africa - 1.99%
Barclays Africa Group Ltd.	2,949,101	32,426,736
South Korea - 11.59%
Hana Financial Group, Inc.	443,333	17,508,331
Hyundai Mobis Co. Ltd.	152,247	33,282,995
KIA Motors Corp.	712,844	23,805,906
KT&G Corp.	418,544	42,813,575
POSCO	77,024	19,293,902
Samsung Electronics Co. Ltd.	16,148	33,633,407
Shinhan Financial Group Co. Ltd.	427,503	18,444,696
		188,782,812
Spain - 1.01%
Prosegur Cash SA (Acquired 03/16/17, Cost $13,454,302) (a)(c)	6,246,765	16,409,941
Thailand - 3.34%
Bangkok Bank Plc - NVDR	4,653,000	25,320,542
Jasmine Broadband Internet Infrastructure	43,883,700	14,468,876
Kasikornbank Plc - NVDR	2,511,600	14,662,822
		54,452,240
Turkey - 5.67%
Akbank TAS	6,190,065	17,241,910
Emlak Konut Gayrimenkul Yatirim Ortakligi AG (a)	38,290,564	31,994,041
Turkiye Garanti Bankasi Anonim Sirketi	6,223,640	17,322,618
Turkiye Vakiflar Bankasi Turk Anonim Ortakligi	13,988,002	25,719,632
		92,278,201
United Kingdom - 0.99%
ITE Group Plc	8,002,860	16,052,000
TOTAL COMMON STOCKS (Cost $1,337,891,275)		$1,366,092,598

PREFERRED STOCKS - 10.26%
Brazil - 6.11%
Banco Bradesco SA	1,950,538	$16,573,890
Companhia Brasileira de Distribuicao (a)	1,820,200	35,795,233
Companhia Brasileira de Distribuicao Sponsored - Class A - ADR (a)	709,810	13,876,786
Companhia Paranaense de Energia - COPEL B	1,510,250	11,168,803
Companhia Paranaense de Energia Sponsored - Class B - ADR	2,760	20,258
Petroleo Brasileiro Sponsored - ADR (a)	1,123,832	8,383,787
Telefonica Brasil SA	13,500	182,844
Telefonica Brasil SA Sponsored - ADR	1,004,568	13,551,623
		99,553,224
Colombia - 0.45%
Grupo Aval Acciones y Valores SA	17,832,796	7,343,813
Russia - 1.49%
Surgutneftegas OJSC	26,719,936	12,908,026
Surgutneftegas OJSC Sponsored - ADR	2,304,816	11,339,695
		24,247,721
South Korea - 2.21%
Hyundai Motor Co. Ltd.	364,759	36,029,055
TOTAL PREFERRED STOCKS (Cost $177,385,695)		$167,173,813

PARTICIPATORY NOTES - 0.84%
Saudi Arabia - 0.84%
Banque Saudi Fransi (Acquired 03/28/17 through 06/15/17, Cost $7,689,432) (a)(b)(c)(f)	1,124,826	$9,275,060
Saudi British Bank (Acquired 04/04/17 through 04/20/17, Cost $3,567,348) (a)(b)(c)(f)	611,129	4,371,027
TOTAL PARTICIPATORY NOTES (Cost $11,256,780)		$13,646,087

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 4.89%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), due 07/03/17, 0.12%
[Collateralized by $80,555,000 US Treasury Note, 2.125%, 03/31/24,
(Market Value $81,217,968)] (proceeds $79,622,185)	$79,621,388	$79,621,388
TOTAL REPURCHASE AGREEMENTS (Cost $79,621,388)		$79,621,388

Total Investments (Cost $1,606,155,138) - 99.87%		$1,626,533,886
Other Assets in Excess of Liabilities - 0.13%		2,074,032
TOTAL NET ASSETS - 100.00%		$1,628,607,918

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $22,441,979 or 1.38% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.

(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or were acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" or were acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market value of these securities total $37,995,943 which represents 2.33% of the Fund's net assets.

(d)	This security has limited liquidity and represents $8,795,892 or 0.54% of the Fund's net assets and is classified as a Level 2 security. See Note 2 of the Notes to Schedule of Investments.
(e)	Affiliated issuer. See Note 6 in the Notes to Schedule of Investments.
(f)
Represents the underlying security of a participatory note with HSBC Bank Plc. Both Banque Saudi Fransi and Saudi British Bank have maturity dates of March 24, 2020. See Note 5 in the Notes to Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
June 30, 2017 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.49%
Auto Components	2.04%
Automobiles	3.07%
Banks	18.93%
Commercial Services & Supplies	1.01%
Construction Materials	2.49%
Diversified Consumer Services	2.55%
Diversified Financial Services	1.29%
Diversified Telecommunication Services	2.42%
Electric Utilities	3.45%
Food Products	1.91%
Health Care Providers & Services	0.49%
Hotels, Restaurants & Leisure	0.16%
Household Durables	0.22%
Independent Power and Renewable Electricity Producers	0.30%
IT Services	3.42%
Machinery	0.19%
Media	0.99%
Metals & Mining	2.22%
Multiline Retail	1.65%
Oil, Gas & Consumable Fuels	5.45%
Real Estate Investment Trusts	8.32%
Specialty Retail	2.88%
Technology Hardware, Storage & Peripherals	2.07%
Textiles, Apparel & Luxury Goods	2.17%
Tobacco	2.63%
Wireless Telecommunication Services	9.07%
TOTAL COMMON STOCKS	83.88%
PREFERRED STOCKS
Automobiles	2.21%
Banks	1.47%
Diversified Telecommunication Services	0.84%
Electric Utilities	0.69%
Food & Staples Retailing	3.05%
Oil, Gas & Consumable Fuels	2.00%
TOTAL PREFERRED STOCKS	10.26%
PARTICIPATORY NOTES
Banks	0.84%
TOTAL PARTICIPATORY NOTES	0.84%
REPURCHASE AGREEMENTS	4.89%
TOTAL INVESTMENTS	99.87%
Other Assets in Excess of Liabilities	0.13%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.96%
Belgium - 1.37%
D'Ieteren SA	521,144	$24,352,288
Brazil - 5.10%
Embraer SA	12,661,806	57,826,413
Marfrig Global Foods SA (a)	10,886,724	22,214,451
Mills Estruturas e Servicos de Engenharia SA (a)(d)	9,498,900	10,494,121
		90,534,985
Canada - 4.81%
Cameco Corp.	1,616,597	14,711,033
Dorel Industries, Inc. - Class B (a)(d)	1,570,527	41,745,886
E-L Financial Corp. Ltd. (a)	16,404	10,688,911
Norbord, Inc. (e)	584,829	18,206,005
		85,351,835
China - 1.44%
Sinotrans Shipping Ltd.	49,404,500	12,455,120
Weiqiao Textile Co. - Class H (a)(b)(c)	18,429,000	13,171,243
		25,626,363
France - 1.02%
Savencia SA	191,944	18,105,042
Germany - 1.69%
Draegerwerk AG & Co. KGaA	156,726	12,619,850
Rhön-Klinikum AG	596,407	17,423,302
		30,043,152
Greece - 2.04%
GR Sarantis SA	1,005,596	14,000,748
Grivalia Properties Real Estate Investment Co. SA	2,136,124	22,323,977
		36,324,725
Hong Kong - 1.45%
APT Satellite Holdings Ltd.	14,961,750	7,848,384
Dickson Concepts International Ltd.	10,889,500	4,323,748
Emperor Watch & Jewellery Ltd. (a)	316,040,000	13,560,561
		25,732,693
Hungary - 1.51%
Magyar Telekom Telecommunications Plc	15,336,018	26,776,181
India - 3.30%
NIIT Technologies Ltd.	2,988,135	26,672,824
Reliance Infrastructure Ltd.	4,164,040	32,023,773
		58,696,597
Ireland - 3.36%
C&C Group Plc (d)	16,208,212	59,590,920
Israel - 1.08%
Syneron Medical Ltd. (a)	1,748,885	19,150,291

Japan - 27.22%
Bank of Nagoya Ltd.	297,500	11,255,368
Denki Kogyo Co. Ltd.	2,730,000	14,054,746
Fuji Media Holdings, Inc.	2,301,000	31,367,756
Funai Electric Co. Ltd. (d)	1,940,800	15,554,450
Futaba Corp.	961,100	16,889,354
Hachijuni Bank Ltd.	4,974,900	31,697,915
Hyakugo Bank Ltd.	5,362,000	21,870,810
Kato Sangyo Co. Ltd.	1,208,800	32,508,662
Kissei Pharmaceutical Co. Ltd.	1,199,200	32,568,963
Komori Corp.	2,392,200	30,835,460
Nippon Seiki Co. Ltd.	419,000	8,447,204
Nitto Kogyo Corp.	107,700	1,703,957
Noritsu Koki Co. Ltd.	689,200	6,005,377
NuFlare Technology, Inc.	311,700	18,627,236
Oita Bank Ltd.	2,825,000	10,897,775
San-in Godo Bank Ltd.	45,800	386,884
Sanki Engineering Co. Ltd.	1,653,700	18,599,551
Sankyo Co. Ltd.	1,121,300	38,090,911
Sintokogio Ltd.	2,051,100	21,350,398
Tachi-S Co. Ltd.	1,272,700	23,314,719
Torii Pharmaceutical Co. Ltd.	605,300	14,764,207
Toyo Suisan Kaisha Ltd.	985,800	37,821,749
TSI Holdings Co. Ltd.	1,908,400	13,760,894
Tsutsumi Jewelry Co. Ltd.	283,700	5,414,218
Wacoal Holdings Corp.	1,887,000	25,552,927
		483,341,491
Mexico - 3.67%
Consorcio ARA SAB de CV	43,348,757	14,283,384
Desarrolladora Homex SA de CV Share Certificates (a)(b)(c)	46,339,567	3,472,515
Desarrolladora Homex SAB de CV (a)	2,517,107	188,623
Fibra Uno Administracion SA de CV	13,695,224	25,913,299
Macquarie Mexico Real Estate Management SA de CV	14,209,590	16,723,843
Urbi Desarrollos Urbanos SA de CV (a)(d)	12,867,533	4,537,625
		65,119,289
Philippines - 0.58%
First Philippine Holdings Corp.	7,426,230	10,301,944
Russia - 0.93%
Sistema JSFC	80,320,134	16,520,245
South Korea - 4.92%
Binggrae Co. Ltd.	243,745	14,529,047
Lotte Chilsung Beverage Co. Ltd.	17,865	26,773,303
Lotte Confectionery Co. Ltd.	135,955	23,565,921
Samchully Co. Ltd. (d)	208,685	22,525,541
		87,393,812
Spain - 2.81%
Hispania Activos Inmobiliarios SOCIMI SA	1,075,142	17,774,951
Lar Espana Real Estate SOCIMI SA	2,546,742	23,453,390
Merlin Properties SOCIMI SA	687,144	8,692,833
		49,921,174

United Kingdom - 17.66%
Balfour Beatty Plc	5,001,259	17,643,329
Countrywide Plc (d)	18,744,516	40,817,503
De La Rue Plc	3,650,802	31,763,470
Debenhams Plc	51,523,530	29,023,844
ITE Group Plc	7,262,710	14,567,419
J Sainsbury Plc	11,600,628	38,051,006
LSL Property Services Plc (d)	5,582,837	16,015,263
Mitie Group Plc	12,427,717	44,772,025
Premier Foods Plc (a)	20,750,447	10,945,754
Spirent Communications Plc	10,845,572	16,491,971
Wm Morrison Supermarkets Plc	17,015,273	53,442,535
		313,534,119
TOTAL COMMON STOCKS (Cost $1,432,050,884)		$1,526,417,146

PREFERRED STOCKS - 2.03%
Brazil - 1.54%
Companhia Paranaense de Energia - COPEL B	3,701,349	$27,372,710
Germany - 0.49%
Draegerwerk AG & Co. KGaA	82,162	8,657,729
TOTAL PREFERRED STOCKS (Cost $36,508,042)		$36,030,439

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 11.47%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), due 07/03/17, 0.12%
[Collateralized by $625,000 US Treasury Bond, 3.000%, 11/15/44,
(Market Value $650,202)] (proceeds $637,459)	$637,453	$637,453
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), due 07/03/17, 0.12%
[Collateralized by $171,365,000 US Treasury Note, 2.125%, 03/31/24,
(Market Value $172,775,334)] (proceeds $169,389,276)	169,387,582	169,387,582
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), due 07/03/17, 0.12%
[Collateralized by $34,490,000 US Treasury Note, 2.000%, 06/30/24,
(Market Value $34,231,325)] (proceeds $33,559,289)	33,558,953	33,558,953
TOTAL REPURCHASE AGREEMENTS (Cost $203,583,988)		$203,583,988

Total Investments (Cost $1,672,142,914) - 99.46%		$1,766,031,573
Other Assets in Excess of Liabilities - 0.54%		9,656,066
TOTAL NET ASSETS - 100.00%		$1,775,687,639

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $16,643,758 or 0.94% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.

(c)	These securities have limited liquidity and represent $16,643,758 or 0.94% of the Fund's net assets and are classified as Level 2 securities. See Note 2 of the Notes to Schedule of Investments.
(d)	Affiliated issuer. See Note 6 in the Notes to Schedule of Investments.
(e)	All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
June 30, 2017 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.26%
Auto Components	1.79%
Banks	4.29%
Beverages	4.86%
Commercial Services & Supplies	4.31%
Communications Equipment	1.72%
Construction & Engineering	2.04%
Distributors	1.37%
Diversified Telecommunication Services	1.95%
Electric Utilities	2.38%
Electrical Equipment	1.05%
Food & Staples Retailing	6.98%
Food Products	7.16%
Gas Utilities	1.27%
Health Care Equipment & Supplies	1.79%
Health Care Providers & Services	0.98%
Household Durables	4.49%
Insurance	0.60%
Leisure Products	2.15%
Machinery	2.94%
Marine	0.70%
Media	2.59%
Multiline Retail	1.63%
Oil, Gas & Consumable Fuels	0.83%
Paper & Forest Products	1.03%
Personal Products	0.79%
Pharmaceuticals	2.67%
Real Estate Investment Trusts	6.47%
Real Estate Management & Development	3.20%
Semiconductors & Semiconductor Equipment	1.05%
Software	1.50%
Specialty Retail	1.01%
Technology Hardware, Storage & Peripherals	0.34%
Textiles, Apparel & Luxury Goods	3.26%
Trading Companies & Distributors	0.59%
Wireless Telecommunication Services	0.92%
TOTAL COMMON STOCKS	85.96%
PREFERRED STOCKS
Electric Utilities	1.54%
Health Care Equipment & Supplies	0.49%
TOTAL PREFERRED STOCKS	2.03%
REPURCHASE AGREEMENTS	11.47%
TOTAL INVESTMENTS	99.46%
Other Assets in Excess of Liabilities	0.54%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.01%
Household Durables - 0.01%
Urbi Desarrollos Urbanos SA de CV (a)(c)	31,277	$11,030
TOTAL COMMON STOCKS (Cost $292,050)		$11,030

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 4.20%
Federal Home Loan Mortgage Corporation - 2.34%
Pool G1-8578, 3.000%, 12/1/2030	$2,063,688	$2,120,897
Pool A9-3505, 4.500%, 8/1/2040	159,017	171,305
Pool G0-6018, 6.500%, 4/1/2039	35,475	41,177
		2,333,379
Federal National Mortgage Association - 1.86%
Pool AS6201, 3.500%, 11/1/2045	1,365,161	1,402,974
Pool MA0918, 4.000%, 12/1/2041	357,817	377,571
Pool 254631, 5.000%, 2/1/2018	11,528	11,805
Pool 934124, 5.500%, 7/1/2038	51,118	56,863
		1,849,213
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,173,696)		$4,182,592

OTHER MORTGAGE RELATED SECURITIES - 0.10%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 3.075%, 10/25/2036 (c)	$1,943	$1,824
Near Prime Mortgage - 0.10%
Bear Stearns ALT-A Trust 2004-11
Series 2004-11, 1.896%, 11/25/2034 (c)	98,654	97,103
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $94,402)		$98,927

US GOVERNMENTS - 57.34%
Sovereign - 57.34%
United States Treasury Bond
4.750%, 2/15/2037	$1,925,000	$2,564,612
United States Treasury Note
2.000%, 11/15/2021	13,661,000	13,776,271
2.000%, 2/15/2023	16,390,000	16,397,687
2.375%, 8/15/2024	24,055,000	24,421,454
TOTAL US GOVERNMENTS (Cost $57,436,687)		$57,160,024

ASSET BACKED SECURITIES - 1.98%
Equipment - 0.03%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$29,466	$32,412

Student Loan - 1.95%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 1.676%, 9/15/2033	300,000	272,586
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 1.556%, 12/15/2038	400,000	372,641
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 1.536%, 6/15/2039	1,025,000	971,512
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 1.486%, 12/16/2041	350,000	321,019
		1,937,758
TOTAL ASSET BACKED SECURITIES (Cost $1,871,345)		$1,970,170

CORPORATE BONDS - 34.51%
Banks & Thrifts - 8.52%
Bank of America Corp.
6.875%, 11/15/2018	$1,475,000	$1,571,422
Citigroup, Inc.
6.125%, 11/21/2017	885,000	900,124
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	260,972
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	1,025,000	1,111,821
JPMorgan Chase & Co.
7.900%, Perpetual	2,085,000	2,167,357
USB Capital IX
3.500%, Perpetual	750,000	665,925
Wells Fargo & Co.
1.400%, 9/8/2017	625,000	625,038
7.980%, Perpetual	1,150,000	1,194,563
		8,497,222
Commercial Services & Supplies - 1.47%
ADT Corp.
3.500%, 7/15/2022	1,510,000	1,460,472
Electric Utilities - 3.37%
Arizona Public Service Co.
8.750%, 3/1/2019	340,000	377,234
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	221,349
FirstEnergy Corp.
7.375%, 11/15/2031	1,465,000	1,927,432
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $429,260) (b)	420,000	450,404
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	315,000	379,199
		3,355,618
Food, Beverage & Tobacco - 0.99%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $989,445) (b)	980,000	990,455
Forest Products & Paper - 0.58%
Tembec Industries, Inc.
9.000%, 12/15/2019 (Acquired 06/29/17, Cost $577,256) (b)	555,000	576,562
Health Care Providers & Services - 2.11%
Tenet Healthcare Corp.
6.000%, 10/1/2020	1,385,000	1,483,681
8.000%, 8/1/2020	610,000	617,625
		2,101,306

Homebuilders - 0.91%
PulteGroup, Inc.
5.500%, 3/1/2026	370,000	394,050
Toll Brothers Finance Corp.
4.875%, 11/15/2025	495,000	513,562
		907,612
Independent Power and Renewable Electricity Producers - 0.26%
Talen Energy Supply, LLC
6.500%, 5/1/2018	255,000	257,550
Insurance - 2.31%
American International Group, Inc.
6.400%, 12/15/2020	800,000	905,278
CNA Financial Corp.
7.350%, 11/15/2019	785,000	877,227
5.875%, 8/15/2020	135,000	148,674
Voya Financial, Inc.
5.500%, 7/15/2022	335,000	372,035
		2,303,214
Metals & Mining - 2.14%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
6.375%, 3/15/2024	540,000	400,950
12.000%, 11/1/2021	1,030,000	1,060,900
Royal Gold, Inc.
2.875%, 6/15/2019	625,000	673,828
		2,135,678
Oil, Gas & Consumable Fuels - 7.49%
BP Capital Markets Plc
2.241%, 9/26/2018	1,115,000	1,121,361
3.506%, 3/17/2025	810,000	829,223
Chesapeake Energy Corp.
6.125%, 2/15/2021	1,925,000	1,886,500
Exxon Mobil Corp.
2.397%, 3/6/2022	745,000	748,893
Kinder Morgan, Inc.
4.300%, 6/1/2025	904,000	939,869
Occidental Petroleum Corp.
3.500%, 6/15/2025	405,000	413,626
Range Resources Corp.
5.000%, 3/15/2023 (Acquired 08/06/15 through 06/21/17, Cost $1,330,431) (b)	1,375,000	1,344,063
Valero Energy Corp.
9.375%, 3/15/2019	170,000	190,242
		7,473,777
Telecommunications - 4.36%
AT&T, Inc.
3.000%, 6/30/2022	1,480,000	1,480,765
Frontier Communications Corp.
6.250%, 9/15/2021	830,000	740,775
Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15 through 10/24/16, Cost $1,242,080) (b)	1,175,000	1,275,239
Telecom Italia Capital SA
6.999%, 6/4/2018	85,000	88,719
Telefonica Emisiones SAU
6.221%, 7/3/2017	610,000	610,000
5.462%, 2/16/2021	135,000	148,491
		4,343,989
TOTAL CORPORATE BONDS (Cost $32,889,061)		$34,403,455

REPURCHASE AGREEMENTS - 2.25%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), due 07/03/17, 0.12%
[Collateralized by $2,310,000 US Treasury Note, 2.00%, 06/30/24,
(Market Value $2,292,675)] (proceeds $2,245,122)	$2,245,099	$2,245,099
TOTAL REPURCHASE AGREEMENTS (Cost $2,245,099)		$2,245,099

Total Investments (Cost $99,002,340) - 100.39%		$100,071,297
Liabilities in Excess of Other Assets - (0.39)%		(386,575)
TOTAL NET ASSETS - 100.00%		$99,684,722

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
These securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or were acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $4,636,723 which represents 4.65% of the Fund's net assets.

(c)	These securities have limited liquidity and represent $109,957 or 0.11% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Credit Focus Yield Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.03%
Household Durables - 0.03%
Urbi Desarrollos Urbanos SA de CV (a)(c)	23,362	$8,239
TOTAL COMMON STOCKS (Cost $259,625)		$8,239

	Principal
	Amount	Value
US GOVERNMENTS - 37.34%
Sovereign - 37.34%
United States Treasury Note
3.375%, 11/15/2019	$3,380,000	$3,531,441
2.000%, 11/15/2021	3,115,000	3,141,284
2.000%, 2/15/2023	1,975,000	1,975,926
2.375%, 8/15/2024	3,100,000	3,147,226
TOTAL US GOVERNMENTS (Cost $11,795,722)		$11,795,877

ASSET BACKED SECURITIES - 2.64%
Equipment - 0.26%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$73,664	$81,031
Student Loan - 2.38%
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 1.536%, 6/15/2039	505,000	478,647
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 1.486%, 12/16/2041	300,000	275,159
		753,806
TOTAL ASSET BACKED SECURITIES (Cost $765,391)		$834,837

CORPORATE BONDS - 57.46%
Banks & Thrifts - 13.38%
Bank of America Corp.
6.875%, 11/15/2018	$700,000	$745,760
Citigroup, Inc.
6.125%, 11/21/2017	500,000	508,545
Fifth Third Bancorp
8.250%, 3/1/2038	65,000	96,933
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	490,000	531,504
JPMorgan Chase & Co.
7.900%, Perpetual	1,140,000	1,185,030
USB Capital IX
3.500%, Perpetual	350,000	310,765
Wells Fargo & Co.
1.400%, 9/8/2017	350,000	350,021
7.980%, Perpetual	480,000	498,600
		4,227,158
Commercial Services & Supplies - 2.28%
ADT Corp.
3.500%, 7/15/2022	745,000	720,564

Computers & Peripherals - 2.35%
Apple, Inc.
2.400%, 5/3/2023	750,000	744,097
Electric Utilities - 5.28%
Arizona Public Service Co.
8.750%, 3/1/2019	435,000	482,638
FirstEnergy Corp.
7.375%, 11/15/2031	380,000	499,948
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired (11/26/12 through 09/04/13, Cost $516,077) (b)	505,000	541,558
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	120,000	144,457
		1,668,601
Food, Beverage & Tobacco - 1.78%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $560,378) (b)	555,000	560,921
Forest Products & Paper - 0.87%
Tembec Industries, Inc.
9.000%, 12/15/2019 (Acquired 06/29/17, Cost $275,627) (b)	265,000	275,295
Health Care Providers & Services - 3.20%
Tenet Healthcare Corp.
6.000%, 10/1/2020	670,000	717,738
8.000%, 8/1/2020	290,000	293,625
		1,011,363
Homebuilders - 1.43%
PulteGroup, Inc.
5.500%, 3/1/2026	205,000	218,325
Toll Brothers Finance Corp.
4.875%, 11/15/2025	225,000	233,437
		451,762
Independent Power & Renewable Electricity Producers - 0.70%
Talen Energy Supply, LLC
6.500%, 5/1/2018	220,000	222,200
Insurance - 4.25%
American International Group, Inc.
6.400%, 12/15/2020	485,000	548,824
CNA Financial Corp.
7.350%, 11/15/2019	125,000	139,686
5.875%, 8/15/2020	235,000	258,802
Voya Financial, Inc.
5.500%, 7/15/2022	355,000	394,247
		1,341,559
Metals & Mining - 2.92%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
6.375%, 3/15/2024	160,000	118,800
12.000%, 11/1/2021	470,000	484,100
Royal Gold, Inc.
2.875%, 6/15/2019	295,000	318,047
		920,947

Oil, Gas & Consumable Fuels - 12.04%
BP Capital Markets Plc
2.241%, 9/26/2018	475,000	477,710
3.506%, 3/17/2025	445,000	455,561
Chesapeake Energy Corp.
6.125%, 2/15/2021	1,010,000	989,800
Exxon Mobil Corp.
2.397%, 3/6/2022	435,000	437,273
Kinder Morgan, Inc.
4.300%, 6/1/2025	353,000	367,006
Occidental Petroleum Corp.
3.500%, 6/15/2025	220,000	224,686
Range Resources Corp.
5.000%, 3/15/2023 (Acquired 08/06/15 through 06/21/17, Cost $612,913) (b)	635,000	620,713
Valero Energy Corp.
9.375%, 3/15/2019	205,000	229,409
		3,802,158
Telecommunications - 6.98%
AT&T, Inc.
3.000%, 6/30/2022	710,000	710,367
Frontier Communications Corp.
6.250%, 9/15/2021	385,000	343,612
Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15 through 10/24/16, Cost $563,752) (b)	535,000	580,641
Telecom Italia Capital SA
6.999%, 6/4/2018	140,000	146,125
Telefonica Emisiones SAU
6.221%, 7/3/2017	335,000	335,000
5.462%, 2/16/2021	80,000	87,994
		2,203,739
TOTAL CORPORATE BONDS (Cost $17,574,562)		$18,150,364

REPURCHASE AGREEMENTS - 3.57%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), due 07/03/17, 0.12%
[Collateralized by $1,105,000 US Treasury Bond, 3.00%, 11/15/44,
(Market Value $1,149,557)] (proceeds $1,126,474)	$1,126,462	$1,126,462
TOTAL REPURCHASE AGREEMENTS (Cost $1,126,462)		$1,126,462

Total Investments (Cost $31,521,762) - 101.04%		$31,915,779
Liabilities in Excess of Other Assets - (1.04)%		(327,364)
TOTAL NET ASSETS - 100.00%		$31,588,415

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
These securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or were acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $2,579,128 which represents 8.16% of the Fund's net assets.

(c)	This security has limited liquidity and represents $8,239 or 0.03% of the Fund's net assets and is classified as a Level 2 security. See Note 2 in the Notes to Schedule of Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.04%
Household Durables - 0.04%
Urbi Desarrollos Urbanos SA de CV (a)(c)	176,124	$62,109
TOTAL COMMON STOCKS (Cost $1,887,388)		$62,109

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 2.84%
Federal Home Loan Mortgage Corporation - 1.66%
Pool G1-8578, 3.000%, 12/1/2030	$2,794,161	$2,871,621
Federal National Mortgage Association - 1.18%
Pool AS6201, 3.500%, 11/1/2045	1,987,026	2,042,065
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,952,780)		$4,913,686

OTHER MORTGAGE RELATED SECURITIES - 0.00%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 3.075%, 10/25/2036 (c)	$6,760	$6,344
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $6,762)		$6,344

US GOVERNMENTS - 24.67%
Sovereign - 24.67%
United States Treasury Bond
4.750%, 2/15/2037	$10,535,000	$14,035,422
United States Treasury Note
2.000%, 2/15/2023	2,000,000	2,000,938
2.375%, 8/15/2024	26,250,000	26,649,893
TOTAL US GOVERNMENTS (Cost $42,893,006)		$42,686,253

ASSET BACKED SECURITIES - 4.21%
Student Loan - 4.21%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 1.676%, 9/15/2033	$1,500,000	$1,362,930
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 1.556%, 12/15/2038	1,865,000	1,737,440
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 1.536%, 6/15/2039	4,420,000	4,189,348
TOTAL ASSET BACKED SECURITIES (Cost $6,988,618)		$7,289,718

CORPORATE BONDS - 65.60%
Banks & Thrifts - 14.55%
Bank of America Corp.
6.875%, 11/15/2018	$5,270,000	$5,614,505
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	3,700,000	4,013,401
JPMorgan Chase & Co.
7.900%, Perpetual	6,305,000	6,554,047
USB Capital IX
3.500%, Perpetual	3,250,000	2,885,675
Wells Fargo & Co.
1.400%, 9/8/2017	2,600,000	2,600,159
7.980%, Perpetual	3,380,000	3,510,975
		25,178,762

Commercial Services & Supplies - 3.28%
ADT Corp.
3.500%, 7/15/2022	5,865,000	5,672,628
Electric Utilities - 5.03%
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	5,196,829
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $3,345,757) (b)	3,275,000	3,512,084
		8,708,913
Food, Beverage & Tobacco - 2.55%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 through 02/24/16, Cost $4,407,174) (b)	4,365,000	4,411,566
Forest Products & Paper - 1.27%
Tembec Industries, Inc.
9.000%, 12/15/2019 (Acquired 06/29/17, Cost $2,194,611) (b)	2,110,000	2,191,974
Health Care Providers & Services - 4.54%
Tenet Healthcare Corp.
6.000%, 10/1/2020	5,290,000	5,666,912
8.000%, 8/1/2020	2,170,000	2,197,125
		7,864,037
Homebuilders - 2.02%
PulteGroup, Inc.
5.500%, 3/1/2026	1,615,000	1,719,975
Toll Brothers Finance Corp.
4.875%, 11/15/2025	1,710,000	1,774,125
		3,494,100
Insurance - 5.14%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,151,498
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	1,899,728
5.875%, 8/15/2020	1,250,000	1,376,605
Voya Financial, Inc.
5.500%, 7/15/2022	2,220,000	2,465,430
		8,893,261
Metals & Mining - 4.31%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
6.375%, 3/15/2024	1,665,000	1,236,262
12.000%, 11/1/2021	3,570,000	3,677,100
Royal Gold, Inc.
2.875%, 6/15/2019	2,350,000	2,533,594
		7,446,956
Oil, Gas & Consumable Fuels - 14.09%
BP Capital Markets Plc
2.241%, 9/26/2018	3,235,000	3,253,456
3.506%, 3/17/2025	3,375,000	3,455,095
Chesapeake Energy Corp.
6.125%, 2/15/2021	7,860,000	7,702,800
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,921,000	1,997,221
Occidental Petroleum Corp.
3.500%, 6/15/2025	1,705,000	1,741,317
Range Resources Corp.
5.000%, 3/15/2023 (Acquired 08/06/15 through 06/21/17, Cost $4,669,475) (b)	4,840,000	4,731,100
Valero Energy Corp.
9.375%, 3/15/2019	1,340,000	1,499,551
		24,380,540

Telecommunications - 8.82%
AT&T, Inc.
3.000%, 6/30/2022	5,235,000	5,237,706
Frontier Communications Corp.
6.250%, 9/15/2021	2,950,000	2,632,875
Sprint Communications, Inc.
9.000%, 11/15/2018 (Acquired 11/24/15 through 10/24/16, Cost $4,275,058) (b)	4,060,000	4,406,359
Telecom Italia Capital SA
6.999%, 6/4/2018	840,000	876,750
Telefonica Emisiones SAU
6.221%, 7/3/2017	575,000	575,000
5.462%, 2/16/2021	1,390,000	1,528,901
		15,257,591
TOTAL CORPORATE BONDS (Cost $106,320,866)		$113,500,328

REPURCHASE AGREEMENTS - 5.21%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/17), Due 07/03/17, 0.12%
[Collateralized by $9,130,000 US Treasury Note, 2.125%, 03/31/24,
(Market Value $9,205,140)] (proceeds $9,023,696)	$9,023,606	$9,023,606
TOTAL REPURCHASE AGREEMENTS (Cost $9,023,606)		$9,023,606

Total Investments (Cost $172,073,026) - 102.57%		$177,482,044
Liabilities in Excess of Other Assets - (2.57)%		(4,449,874)
TOTAL NET ASSETS - 100.00%		$173,032,170

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or were acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $19,253,083 which represents 11.13% of the Fund's net assets.

(c)	These securities have limited liquidity and represent $68,453 or 0.04% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2017 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2017 for the Brandes International Equity Fund ("International Equity Fund"), Brandes Global Equity Fund ("Global Equity Fund"), Brandes Global Equity Income Fund ("Global Equity Income Fund"), Brandes Global Opportunities Value Fund ("Global Opportunities Value Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Equity Fund"),  Brandes Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund	Core Plus Fixed Income Fund	Credit Focus Yield Fund	SMART Fund
Cost of Investments	$620,822,044	$62,277,679	$886,697	$27,632,027	$1,606,155,138	$1,672,142,914	$99,002,340	$31,521,762	$172,073,026
Gross unrealized appreciation	$34,320,505	$10,844,031	$119,746	$2,443,485	$158,320,394	$188,811,105	$1,829,658	$791,644	$7,585,609
Gross unrealized depreciation	(87,265,334)	(3,616,387)	(26,442)	(645,851)	(137,941,646)	(94,922,446)	(760,701)	(397,627)	(2,176,591)
Net unrealized appreciation/(depreciation)	$(52,944,829)	$7,227,644	$93,304	$1,797,634	$20,378,748	$93,888,659	$1,068,957	$394,017	$5,409,018

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2017, the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $442,446,067, $38,101,480, $563,404, $14,140,334, $751,909,448, $866,642,565, $0, $0 and $0 that represent 78.32%, 54.84%, 56.38%, 47.95%, 46.17%, 48.81%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2017 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2017, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3		Total

Investments in Securities
International Equity Fund
Common Stocks
Consumer Discretionary	$2,751,813	$72,543,452	$-	$	$ 75,295,265
Consumer Staples	-	47,733,756	-		47,733,756
Energy	11,263,098	47,839,348	-		59,102,446
Financials	11,681,951	114,703,551	-		126,385,502
Health Care	-	75,581,710	-		75,581,710
Industrials	8,494,760	25,489,005	-		33,983,765
Information Technology	-	15,990,029	-		15,990,029
Materials	8,212,375	7,325,892	-		15,538,267
Telecommunication Services	608,322	32,339,539	-		32,947,861
Utilities	-	15,310,358	-		15,310,358
Total Common Stocks	43,012,319	454,856,640	-		497,868,959
Preferred Stocks
Energy	-	7,523,433	-		7,523,433
Telecommunication Services	7,272,098	-	-		7,272,098
Total Preferred Stocks	7,272,098	7,523,433	-		14,795,531
Repurchase Agreement	-	55,212,725	-		55,212,725
Total Investments in Securities	$50,284,417	$517,592,798	$-		$567,877,215

Global Equity Fund
Common Stocks
Consumer Discretionary	$-	$8,384,757	$-		$8,384,757
Consumer Staples	539,107	4,167,444	-		4,706,551
Energy	1,596,428	5,253,951	-		6,850,379
Financials	11,475,026	6,058,384	-		17,533,410
Health Care	6,238,974	5,753,917	-		11,992,891
Industrials	2,365,340	1,721,663	-		4,087,003
Information Technology	2,105,544	3,712,635	-		5,818,179
Telecommunication Services	775,240	1,823,261	-		2,598,501
Utilities	544,369	1,669,010	-		2,213,379
Total Common Stocks	25,640,028	38,545,022	-		64,185,050
Repurchase Agreements	-	5,320,273	-		5,320,273
Total Investments in Securities	$25,640,028	$43,865,295	$-		$69,505,323

Global Equity Income Fund
Common Stocks
Consumer Discretionary	$-	$99,287	$-		$99,287
Consumer Staples	33,526	98,310	-		131,836
Energy	8,033	92,745	-		100,778
Financials	94,976	79,845	-		174,821
Health Care	82,474	80,652	-		163,126
Industrials	18,184	30,970	-		49,154
Information Technology	21,920	29,487	-		51,407
Telecommunication Services	31,954	-	-		31,954
Utilities	50,382	30,912	-		81,294
Total Common Stocks	341,449	542,208	-		883,657
Preferred Stocks
Financials	75,148	-	-		75,148
Information Technology	-	21,196	-		21,196
Total Preferred Stocks	75,148	21,196	-		96,344
Total Investments in Securities	$416,597	$563,404	$-		$980,001

Global Opportunities Value Fund
Common Stocks
Consumer Discretionary	$980,765	$2,973,311	$-		$3,954,076
Consumer Staples	732,064	2,244,381	-		2,976,445
Energy	1,291,908	882,472	-		2,174,380
Financials	3,525,306	2,279,128	-		5,804,434
Health Care	962,314	1,229,612	-		2,191,926
Industrials	2,361,194	770,379	-		3,131,573
Information Technology	132,368	1,037,305	-		1,169,673
Materials	334,523	300,841	-		635,364
Real Estate	-	509,445	-		509,445
Telecommunication Services	445,588	1,259,209	-		1,704,797
Utilities	310,435	845,111	-		1,155,546
Total Common Stocks	11,076,465	14,331,194	-		25,407,659
Preferred Stocks
Consumer Discretionary	-	625,443	-		625,443
Consumer Staples	306,783	-	-		306,783
Energy	-	295,090	-		295,090
Financials	289,988	-	-		289,988
Total Preferred Stocks	596,771	920,533	-		1,517,304
Corporate Bonds
Energy	-	143,320	-		143,320
Total Corporate Bonds	-	143,320	-		143,320
Repurchase Agreements	-	2,361,378	-		2,361,378
Total Investments in Securities	$11,673,236	$17,756,425	$-		$29,429,661

Emerging Markets Value Fund
Common Stocks
Consumer Discretionary	$101,916,282	$154,234,587	$-		$256,150,869
Consumer Staples	31,108,908	42,813,575	-		73,922,483
Energy	80,428,237	8,388,924	-		88,817,161
Financials	187,853,360	276,961,506	-		464,814,866
Health Care	-	7,939,914	-		7,939,914
Industrials	60,161,469	-	-		60,161,469
Information Technology	-	89,412,227	-		89,412,227
Materials	57,404,161	19,293,903	-		76,698,064
Telecommunication Services	36,837,374	150,329,814	-		187,167,188
Utilities	35,539,120	25,469,237	-		61,008,357
Total Common Stocks	591,248,911	774,843,687	-		1,366,092,598
Preferred Stocks
Consumer Discretionary	-	36,029,055	-		36,029,055
Consumer Staples	49,672,019	-	-		49,672,019
Energy	19,723,481	12,908,027	-		32,631,508
Financials	23,917,703	-	-		23,917,703
Telecommunication Services	13,734,467	-	-		13,734,467
Utilities	11,189,061	-	-		11,189,061
Total Preferred Stocks	118,236,731	48,937,082	-		167,173,813
Participatory Notes
Financials	-	13,646,087	-		13,646,087
Total Participatory Notes	-	13,646,087	-		13,646,087
Repurchase Agreement	-	79,621,388	-		79,621,388
Total Investments in Securities	$709,485,642	$917,048,244	$-		$1,626,533,886

International Small Cap Equity Fund
Common Stocks
Consumer Discretionary	$122,231,090	$ 208,504,502	$-		$330,735,592
Consumer Staples	121,280,920	230,268,219	-		351,549,139
Energy	14,711,033	-	-		14,711,033
Financials	109,440,244	84,801,585	-		194,241,829
Health Care	31,770,140	64,756,472	-		96,526,612
Industrials	144,856,030	119,477,168	-		264,333,198
Information Technology	16,491,971	59,354,806	-		75,846,777
Materials	18,206,005	-	-		18,206,005
Real Estate	23,453,390	40,817,503			64,270,893
Telecommunication Services	-	51,144,810	-		51,144,810
Utilities	32,827,485	32,023,773	-		64,851,258
Total Common Stocks	$635,268,308	891,148,838	$-		$1,526,417,146
Preferred Stocks
Health Care	-	8,657,729	-		8,657,729
Utilities	27,372,710	-	-		27,372,710
Total Preferred Stocks	27,372,710	8,657,729	-		36,030,439
Repurchase Agreements	-	203,583,988	-		203,583,988
Total Investments in Securities	$662,641,018	$1,103,390,555	$-		$1,766,031,573

Core Plus Fixed Income Fund
Common Stock	$11,030	$-	$-		$11,030
Asset Backed Securities	-	1,970,170	-		1,970,170
Corporate Bonds	-	34,403,455	-		34,403,455
Government Securities	-	57,160,024	-		57,160,024
Mortgage Backed Securities	-	4,281,519	-		4,281,519
Repurchase Agreements	-	2,245,099	-		2,245,099
Total Investments in Securities	$11,030	$100,060,267	$-		$100,071,297

Credit Focus Yield Fund
Common Stock	$8,239	$-	$-		$8,239
Asset Backed Securities	-	834,837	-		834,837
Corporate Bonds	-	18,150,364	-		18,150,364
Government Securities	-	11,795,877	-		11,795,877
Repurchase Agreements	-	1,126,462	-		1,126,462
Total Investments in Securities	$8,239	$31,907,540	$-		$31,915,779

SMART Fund
Common Stock	$62,109	$-	$-		62,109
Asset Backed Securities	-	7,289,718	-		7,289,718
Corporate Bonds	-	113,500,328	-		113,500,328
Government Securities	-	42,686,253	-		42,686,253
Mortgage Backed Securities	-	4,920,030	-		4,920,030
Repurchase Agreements	-	9,023,606	-		9,023,606
Total Investments in Securities	$62,109	$177,419,935	$-		$177,482,044

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:

	International Equity Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund

Transfers into Level 1	$2,751,813	$735,655	$54,141,818	$169,373,236
Transfers out of Level 1	-	(205,488)	(5,294,761)	(44,881,223)
Net Transfers into Level 1	$2,751,813	$530,167	$48,847,057	$124,492,013

Transfers into Level 2	$-	$205,488	$5,294,761	$44,881,223
Transfers out of Level 2	(2,751,813)	(735,655)	(54,141,818)	(169,373,236)
Net Transfers out of Level 2	$(2,751,813)	$(530,167)	$(48,847,057)	$(124,492,013)

There were no transfers into or out of Levels 1 or 2 during the period presented for the Global Equity Fund, Global Equity Income Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2017.  The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on June 30, 2017.

There were no Level 3 securities in the International Equity, Global Equity, Global Equity Income, Global Opportunities Value, Core Plus Fixed Income, Credit Focus Yield and SMART Funds at the beginning or during the periods presented.  Below is a reconciliation that details the activity of securities in Level 3 in the Emerging Markets Value Fund and International Small Cap Equity Fund during the period ended June 30, 2017:

	Emerging Markets Value Fund	International Small Cap Equity Fund
Beginning Balance - October 1, 2016	$7,087,594	$9,238,517
Purchases	-	-
Sales	-	-
Transfers in to level 3	-	-
Transfers out of level 3	(7,087,594)	(9,238,517)
Realized gains/(losses), net	-	-
Change in unrealized gains/(losses)
Ending Balance - June 30, 2017	$-	$-

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of June 30, 2017, the Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan. The International Equity Fund, Global Equity Fund, and International Small Cap Equity Fund had market values of $5,796,503, $22,158, and $1,536,706 and received non-cash collateral for the loans of $6,077,558, $23,557, and $1,594,070. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments.

4)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian.  To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.  At June 30, 2017, the Funds ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

5)	Participatory Notes

The International Equity, Global Equity, Global Equity Income, Global Opportunities Value, Emerging Markets Value and International Small Cap Equity Funds may invest in participatory notes.  Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option).  The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note.  The advisor has established guidelines for monitoring participatory note exposure for the Funds.  Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis.  The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty.  During the quarter ended June 30, 2017, the Funds did not make any counterparty credit risk valuation adjustments.

The International Equity, Global Equity, Global Equity Income, Global Opportunities Value and International Small Cap Equity Funds did not invest in any participatory notes at or during the period ended June 30, 2017. The Emerging Markets Value Fund invested in two participatory notes with HSBC Bank Plc. The average monthly market value of Banque Saudi Fransi and Saudi British Bank were $7,126,494, and $3,900,472, respectively, during the quarter ended June 30, 2017. As a result of the investment in the participation note, the Emerging Markets Value Fund recognized a net unrealized gain of $1,585,628 and $803,680, respectively. The market value of these securities on June 30, 2017 were $9,275,060 and $4,371,027, respectively, and can be found in the Emerging Market Value Fund’s Schedule of Investments.

6)	Transactions with Affiliates

The following issuers was affiliated with the Emerging Markets Value Fund and International Small Cap Equity Fund, as the Emerging Market Value Fund and International Small Cap Equity Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2016 through June 30, 2017. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Emerging Markets Value Fund
Issuer Name	Share Balance At October 1, 2016	Additions	Reductions	Share Balance At June 30, 2017	Gross Dividend Income	Value At June 30, 2017
Urbi Desarrollos Urbanos SA de CV	13,688	10,228,761	-	10,242,449	$-	$3,611,911
					$-	$3,611,911

International Small Cap Equity Fund
Issuer Name	Share Balance At October 1, 2016	Additions	Reductions	Share Balance At June 30, 2017	Gross Dividend Income	Value At June 30, 2017
C&C Group Plc	8,843,235	7,364,977	-	16,208,212	$2,123,534	$59,590,920
Countrywide Plc	9,110,030	9,634,486	-	18,744,516	-	40,817,503
Dorel Industries, Inc.	1,122,044	448,483	-	1,570,527	1,129,999	41,745,886
Funai Electric Co. Ltd.	1,632,700	308,100	-	1,940,800	147,117	15,554,450
LSL Property Services Plc	4,151,341	1,431,496	-	5,582,837	417,082	16,015,263
Mills Estruturas e Servicos de Engenharia SA	-	9,498,900	-	9,498,900	-	10,494,121
Samchully Co. Ltd.	208,685	-	-	208,685	430,989	22,525,541
Syneron Medical Ltd. (1)	1,748,885	-	-	1,748,885	-	19,150,291
Urbi Desarrollos Urbanos SA de CV	6,089	12,861,444	-	12,867,533	-	4,537,625
					$4,248,721	$230,431,600

(1) Issuer was not an affiliate as of June 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date   8/22/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date   8/22/17

By (Signature and Title)* /s/ Gary Iwamura
                                             Gary Iwamura, Treasurer/Principal Financial Officer

Date 8/22/17

* Print the name and title of each signing officer under his or her signature.